Variable Interest Entity (“VIE”) - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents	¥ 2,246,377	$ 312,500	¥ 2,101,251	¥ 6,072,875
Total cash and cash equivalents	¥ 2,246,377	$ 312,500	¥ 2,101,251	¥ 6,072,875